Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Summary of future minimum lease payments
Future minimum lease payments as of June 30, 2022, are as follows (in thousands):

Operating Leases
Year ending December 31,
2022 (6 months remaining)	$212
2023	106

Total undiscounted future lease payments	318
Less: imputed interest	(6)

Total lease liabilities	$312

Future minimum lease payments as of December 31, 2021, are as follows (in thousands):

Year ending December 31,	Operating Leases
2022	$422
2023	106

Total undiscounted future lease payments	528
Less: imputed interest	(18)

Total lease liabilities	$510